Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

DEC 23 2013

Washington, DC 20549

[redacted]

13003705

December 23, 2013

001-31395

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Sonde Resources Corp., Common Stock, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 20, 2013. Tentative listing date – January 2, 2014.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

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